Stock-Based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Stock-Based Compensation Plans
Number of Units Outstanding, CRSU (in shares),Beginning	12,017	11,370
Weighted-Average Remaining Contractual Life, CRSU (years)	1 year 8 months 12 days	1 year 8 months 12 days	1 year 9 months 18 days
Number of Units Granted, CRSU (in shares)	9,050	8,579
Number of Units Vested and settled in cash, CRSU (in shares)	(7,674)	(7,333)
Number of Units Forfeited, CRSU (in shares)	(436)	(599)
Number of Units Outstanding, CRSU (in shares), Ending	12,957	12,017	11,370
Non-vested, CRSU (in shares)	12,957
Non-vested, Weighted-Average Remaining Contractual Life, CRSU (years)	1 year 8 months 12 days